SHARE CAPITAL - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shares Under Options
Outstanding at beginning of year	21,388	33,484
Granted	800,937	0
Exercised	(1,650)	(4,496)
Canceled and forfeited	(9,625)	(7,600)
Outstanding at end of year	811,050	21,388
Exercisable at end of year	213,597	15,950
Weighted Average Exercise Price
Outstanding at beginning of year	$ 12.3	$ 23.1
Granted	3.25	0
Exercised	1	4.1
Canceled and forfeited	3.79	22.2
Outstanding at end of year	3.58	12.3
Exercisable at end of year	$ 4.15	$ 12.8